Short-Term Loans (Tables)	12 Months Ended
Dec. 31, 2020
Short-term loans [Member]
Disclosure of detailed information about borrowings [Line Items]
Summary of Loans
	December 31
	2019	2020
	NT$	NT$
	(In Millions)
Unsecured bank loans	$90	$67
  The annual interest rates of bank loans were as follows:
	December 31
	2019	2020
Unsecured bank loans	1.20%-2.50%	1.12%-2.33%